Intangible Assets and Goodwill (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense	$ 5,662,895	$ 2,438,382
Amortization of intangible assets		3,054,088
Impairment of long-lived assets	0
Impairment loss		0
Goodwill	28,316,081
Impairment charge	$ 40,569,772	8,632,773
Kuwait RPC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment loss		8,632,773
Amortization of intangible assets		7,047,179
Nanosponge technology [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization of intangible assets		$ 1,530,496